WESMARK FUNDS
WesMark Small Company Growth Fund (WMKSX)
WesMark Growth Fund (WMKGX)
WesMark Balanced Fund (WMBLX)
WesMark Government Bond Fund (WMBDX)
 WesMark West Virginia Municipal Bond Fund (WMKMX)
WesMark Tactical Opportunity Fund (WMKTX)

SUPPLEMENT DATED APRIL 26, 2017 TO THE
 PROSPECTUS DATED FEBRUARY 28, 2017 (THE “PROSPECTUS”)

The following disclosure replaces the disclosure under “Tax Information” in the WesMark Tactical Opportunity Fund’s Summary Section on page 26 of the Prospectus:

Dividends of the Fund, if any, are declared and paid quarterly. The Fund pays any capital gains at least annually. The Fund distributions are expected to be taxed as ordinary income and capital gains, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

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This Supplement and the existing Prospectus dated February 28, 2017 provide relevant information for all shareholders and prospective investors and should be retained for future reference. A Statement of Additional Information dated February 28, 2017 has been filed with the Securities and Exchange Commission and is incorporated herein by reference.